Long-Term Debt - Credit Facilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
M/T Akeraios - $370,000 Credit Facility (i)
Debt Instrument
Line Of Credit Facility Amount Outstanding	$ 46,850
Amount drawn down date	Jul. 13, 2007
M/T Apostolos - $370,000 Credit Facility (i)
Debt Instrument
Line Of Credit Facility Amount Outstanding	56,000
Amount drawn down date	Sep. 20, 2007
M/T Anemos I - $370,000 Credit Facility (i)
Debt Instrument
Line Of Credit Facility Amount Outstanding	56,000
Amount drawn down date	Sep. 28, 2007
M/T Alexandros II - $370,000 Credit Facility (i)
Debt Instrument
Line Of Credit Facility Amount Outstanding	48,000
Amount drawn down date	Jan. 29, 2008
M/T Amore Mio II - $350,000 Credit Facility (ii)
Debt Instrument
Line Of Credit Facility Amount Outstanding	46,000
Amount drawn down date	Mar. 27, 2008
M/T Aristofanis - $350,000 Credit Facility (ii)
Debt Instrument
Line Of Credit Facility Amount Outstanding	11,500
Amount drawn down date	Apr. 30, 2008
M/T Aristotelis II - $370,000 Credit Facility (i)
Debt Instrument
Line Of Credit Facility Amount Outstanding	20,000
Amount drawn down date	Jun. 17, 2008
M/T Aris II - $370,000 Credit Facility (i)
Debt Instrument
Line Of Credit Facility Amount Outstanding	24,000
Amount drawn down date	Aug. 20, 2008
M/T Aris II - $350,000 Credit Facility (ii)
Debt Instrument
Line Of Credit Facility Amount Outstanding	1,584
Amount drawn down date	Aug. 20, 2008
M/V Cape Agamemnon - $25,000 Credit Facility (iii)
Debt Instrument
Line Of Credit Facility Amount Outstanding	19,000
Amount drawn down date	Jun. 09, 2011
M/V Hyundai Premium - $350,000 Credit Facility (ii)
Debt Instrument
Line Of Credit Facility Amount Outstanding	22,275
Amount drawn down date	Mar. 20, 2013
M/V Hyundai Paramount - $350,000 Credit Facility (ii)
Debt Instrument
Line Of Credit Facility Amount Outstanding	22,275
Amount drawn down date	Mar. 27, 2013
M/V Hyundai Prestige, M/V Hyundai Privilege, M/V Hyundai Platinum - $225,000 Senior Secured Credit Facility (iv)
Debt Instrument
Line Of Credit Facility Amount Outstanding	75,000
Amount drawn down date	Sep. 11, 2013
Crude Carriers Corp. and its subsidiaries - $350,000 Credit Facility (ii)
Debt Instrument
Line Of Credit Facility Amount Outstanding	129,431
Amount drawn down date	Sep. 30, 2011
$370,000 Credit Facility (i)
Debt Instrument
Line Of Credit Facility Amount Outstanding	250,850
$350,000 Credit Facility (ii)
Debt Instrument
Line Of Credit Facility Amount Outstanding	233,065
$25,000 Credit Facility (iii)
Debt Instrument
Line Of Credit Facility Amount Outstanding	19,000
$225,000 Senior Secured Credit Facility (iv)
Debt Instrument
Line Of Credit Facility Amount Outstanding	$ 75,000